FILER:

COMPANY  DATA:

COMPANY  CONFORMED  NAME:             CLAREMONT  TECHNOLOGIES  CORP

CENTRAL  INDEX  KEY:                  0001130128

STANDARD INDUSTRIAL CLASSIFICATION:   SERVICES-PREPACKAGED  SOFTWARE  [7372]

IRS  NUMBER:                          980338263

STATE  OF  INCORPORATION:             NV

FISCAL  YEAR  END:                   0930

FILING  VALUES:

     FORM  TYPE:          NT  10-QSB

     SEC  ACT:            1934  Act

             U.S.  SECURITIES  AND  EXCHANGE  COMMISSION

                     Washington,  D.C.  20549

                          FORM  12b-25

Commission  File  Number:  000-50240

Notification  of  Late  Filing  (Check  One):  [ ] Form 10-KSB [ ] Form 20-F [ ]

Form  11-K  [ X ]  Form  10-QSB  [  ]  Form  N-SAR

For  Period  Ended:  December 31,  2004

[  ]  Transition  Report  on  Form  10-K

[  ]  Transition  Report  on  Form  20-F

[  ]  Transition  Report  on  Form  11-K

[  ]  Transition  Report  on  Form  10-Q

[  ]  Transition  Report  on  Form  N-SAR

For  the  Transition  Period  Ended:

Nothing  in  this  form  shall  be  construed  to  imply that the Commission has verified  any  information  contained  herein.

If  the  notification  relates  to  a  portion  of  the  filing  checked  above,

identify  the  Item(s)  to  which  the  notification  relates:

Part  I  -  Registrant  Information:

-------------------------------

                     CLAREMONT  TECHNOLOGIES  CORP.

                   --------------------------------

                       Full  Name  of  Registrant

                           NOT  APPLICABLE

                           --------------

                     Former  Name  if  Applicable

      1374  Cartier  Place,  Vancouver,  BC,  Canada  V6P  2W9

         -------------------------------------------------------

               Address  of  Principal  Executive  Office

Part  II  -  Rules  12b-25(b)  and  (c)

---------------------------------

If  the  subject  report  could  not  be  filed  without  unreasonable effort or expense  and  the  registrant  seeks  relief  pursuant  to  Rule  12b-(b),  the following  should  be  completed.  (Check  box,  if  appropriate)

[X]  (a)  The  reasons  described  in reasonable detail in Part III of this form could  not  be  eliminated  without  unreasonable  effort  or  expense;

[X]  (b)  The  subject  annual  report, semi-annual report, transition report on

Form  10-KSB,  Form  20-F, 11-K or Form N- SAR, or portion thereof will be filed on  or  before  the fifteenth calendar day following the prescribed due date; or

the  subject  quarterly  report  or transition report on Form 10-QSB, or portion thereof  will  be  filed  on  or  before  the  fifth  calendar day following the prescribed  due  date;  and

[  ]  (c)  The  accountant's  statement  or  other exhibit required by Rule 12b-

25(c)  has  been  attached  if  applicable.

Part  III  -  Narrative

--------------------

State  below  in  reasonable detail the reasons why Form 10-KSB, 20-F, 11-K, 10-

QSB,  N-SAR,  or  the  transition  report  or  portion thereof could not be file within  the  prescribed  period.

Management  was  unable  to  obtain  the  business  information  necessary  to complete  the  preparation  of the Company's financial statements for the quarter year  ended  December 31,  2004 and the review of these financial statements by the  Company's  auditors  in  time  for  filing. Such information is required in order  to  prepare  a complete filing. As a result of this delay, the Company is unable  to  file  its  quarter annual  report  on Form 10-QSB within the prescribed time period  without  unreasonable  effort  or  expense.  The Company expects to file within  the  extension  period.

Part  IV  -  Other  Information

---------------------------

(1)  Name  and  telephone  number  of  person  to  contract  in  regard  to this notification.

                    Daniel  Steer           604  266  0132

                   ---------------          ---   --------

                      (Name)         (Area Code) (Telephone Number)

(2)  Have  all  other  periodic  reports  required  under section 13 or 15(d) of the  Securities  Exchange  Act  of  1934 or section 30 of the Investment Company

Act  of  1940  during  the  preceding  12 months or for such shorter period that the  registrant  was  required  to  file  such  report(s)  been  filed?

If  the  answer  is  no,  identify  report(s).  [ ]  Yes  [X]  No

10-KSB for period ended September 30, 2004.

(3)  Is  it  anticipated  that  any  significant change in results of operations from  the  corresponding  period  for  the last fiscal year will be reflected by the  earnings  statements  to  be  included  in  the  subject  report or portion thereof?  [  ]  Yes  [X]  No

If  so:  attach  an  explanation of the anticipated change, both narratively and quantitatively,  and,  if  appropriate,  state  the  reasons  why  a  reasonable estimate  of  the  results  cannot  be  made.

CLAREMONT  TECHNOLOGIES  CORP

--------------------------------

(Name  of  Registrant  as  specified in charter) has caused this notification to be  signed  on  its  behalf  by  the  undersigned  thereunto  duly  authorized.

Date:  December  29,  2004     By:  /s/  Daniel  Steer

                               -------------------------

                        Chairman,  Chief  Executive  Officer